FAIR VALUE MEASURMENTS (Schedule of Fair Value Measurements Input) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Derivative assets	$ 2,741
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets	Other Assets
Convertible debt		$ 1,068
Total financial assets	$ 2,741	1,068
Liabilities:
Holdback Amount		800
Earn-Out Consideration	34,396	9,018
Total financial liabilities	34,396	9,818
Fair Value, Inputs, Level 1 [Member]
Assets:
Derivative assets	0
Convertible debt		0
Total financial assets	0	0
Liabilities:
Holdback Amount		800
Earn-Out Consideration	0	0
Total financial liabilities	0	800
Fair Value, Inputs, Level 2 [Member]
Assets:
Derivative assets	2,741
Convertible debt		1,068
Total financial assets	2,741	1,068
Liabilities:
Holdback Amount		0
Earn-Out Consideration	0	0
Total financial liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Derivative assets	0
Convertible debt		0
Total financial assets	0	0
Liabilities:
Holdback Amount		0
Earn-Out Consideration	34,396	9,018
Total financial liabilities	$ 34,396	$ 9,018